Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Expenses
General and administrative	$ 2,811,000	$ 3,097,000
Demonstration Plant operations	1,039,000	2,538,000
Management and directors' fees	595,000	442,000
Share-based compensation	894,000	2,043,000
Separation benefits	748,000
Foreign exchange loss (gain)	86,000	(450,000)
Loss from operations	6,173,000	7,670,000
Interest and other income	75,000	431,000
Fair value gain on financial asset - FID	1,489,000	0
Investment loss from joint ventures	(423,000)
Interest expense	(15,000)	(18,000)
Net loss before income taxes	(5,047,000)	(7,257,000)
Deferred income tax benefit	(218,000)
Net loss	(4,829,000)	(7,257,000)
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	18,000	740,000
Total comprehensive loss	$ (4,811,000)	$ (6,517,000)
Weighted average number of common shares outstanding - basic	184,205,111	172,785,164
Weighted average number of common shares outstanding - diluted	184,205,111	172,785,164
Basic loss per share (in USD per share)	$ (0.03)	$ (0.04)
Diluted loss per share (in USD per share)	$ (0.03)	$ (0.04)